Schedule of Accounts Receivable (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accounts Receivable Net
Accounts receivable	$ 3,030,608	$ 3,987,642	$ 2,133,268	$ 2,844,356	$ 3,535,071
Less: allowance for expected credit losses	(4,689)	(6,170)	(4,628)	(6,170)	(6,170)
Accounts receivable, net	$ 3,025,919	$ 3,981,472	$ 2,128,640	$ 2,838,186	$ 3,528,901